Fees Summary	Jun. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,322,000.00
Previously Paid Amount	0.00
Total Fee Amount	182.57
Total Offset Amount	0.00
Net Fee	182.57
Narrative - Max Aggregate Offering Price	$ 1,322,000.00
Final Prospectus	true